N-2	May 20, 2026
Cover [Abstract]
Entity Central Index Key	0001818416
Amendment Flag	false
Securities Act File Number	333-239995
Investment Company Act File Number	811-23592
Document Type	N-2
Document Registration Statement	true
Investment Company Act Registration	true
Entity Registrant Name	First Eagle Credit Opportunities Fund
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	212
Local Phone Number	698-3300
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	true
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
Contact Personnel Name	David O’Connor